Shareholder Report, Average Annual Return (Details) DFEA_U.S. Micro Cap Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Micro Cap Portfolio – Institutional
Average Annual Return, Percent	8.95%	15.49%	9.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	14.41%	11.50%	9.36%